ACCOUNTS RECEIVABLE, NET	12 Months Ended
Sep. 30, 2022
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consisted of the following:

	September 30, 2022	September 30, 2021
Accounts receivable associated with digital advertising services	$2,032,717	$1,361,581
Accounts receivable associated with payment solution services – related party	-	836
Less: allowance for doubtful account	-	-
Accounts receivable, net	$2,032,717	$1,362,417

Accounts receivable balance as of September 30, 2021 has been fully collected. Approximately 65% of the September 30, 2022 accounts receivable balance has been collected as of the date of this report. The following table summarizes the Company’s outstanding accounts receivable and subsequent collection by aging bucket:

Accounts receivable by aging bucket	Balance as of September 30, 2022	Subsequent collection	% of subsequent collection
Less than 6 months	$2,032,717	$1,311,268	65%
From 7 to 9 months	-	-	-%
From 10 to 12 months	-	-	-%
Over 1 year	-	-	-%
Total gross accounts receivable	-	-	-%
Allowance for doubtful accounts	-	-	-
Accounts receivable, net	$2,032,717	$1,311,268	65%

Accounts receivable by aging bucket	Balance as of September 30, 2021	Subsequent collection	% of subsequent collection
Less than 6 months	$1,362,342	$1,362,342	100%
From 7 to 9 months	12	12	100%
From 10 to 12 months	-	-	-%
Over 1 year	63	63	100%
Total gross accounts receivable	1,362,417	1,362,417	100%
Allowance for doubtful accounts	-	-	-
Accounts receivable, net	$1,362,417	$1,362,417	100%